BLACKROCK MARYLAND MUNICIPAL BOND TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

DATED JUNE 13, 2012

(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Maryland Municipal Bond Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

     1. The Board of Trustees of the Trust (with the consent of the Total Holders (as defined in the Statement of Preferences) of the VRDP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows:

     (a). The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in its entirety and replacing it with the following definition as of June 29, 2020:

(i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index or (b) the LIBOR Rate, and (ii) with respect to a Rate Period of forty-nine (49) or more days, the LIBOR Rate. If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

2	.	Except as amended hereby, the Statement of Preferences remains in full force and effect.

3	.	An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock Maryland Municipal Bond Trust has caused these presents to be signed as of June 25, 2020 in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK MARYLAND MUNICIPAL
BOND TRUST

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn

Title: Secretary

[BZM Signature Page – Amendment to Statement of Preferences]